Segmented Information - Revenue by Geographical Location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of geographical areas [line items]
Net revenue	$ 320,593	$ 288,911	[1]
Canada
Disclosure of geographical areas [line items]
Net revenue	144,069	151,901
Australia
Disclosure of geographical areas [line items]
Net revenue	39,035	51,190
New Zealand
Disclosure of geographical areas [line items]
Net revenue	5,649	2,471
Europe
Disclosure of geographical areas [line items]
Net revenue	$ 131,840	$ 83,349

[1]	Adjusted for discontinued operations (Note 6).